Commitments and Contingencies Level 4 (Details) - Non-Environmental Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 12	$ 16
Estimated Litigation Liability, Current	$ 9	$ 7